Related Party Transactions and Balances (Significant Related Parties Transactions) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Advertising revenue received from related parties		$ 12,481,927		$ 8,076,155		$ 701,732
Promotion service fee paid to related parties		0		379,465		376,302
Convertible bond issued to related parties		0		50,000,000		0
Convertible bond redeemed from related parties		0		50,000,000		0
Companies under Common Control by Shanda [Member]
Related Party Transaction [Line Items]
Advertising revenue received from related parties		12,481,927		8,076,155		701,732
Promotion service fee paid to related parties		0		379,465		376,302
Interest expenses for loan from related parties		448,011		688,952		0
Shanda Computer (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0	[1]	0	[1]	1,565,290	[1]
Shanghai Shulong Computer Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0		6,832,012		0
Loan repayment to related parties		6,769,544		0		0
Shanghai Shulong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0		6,503,884		3,030,711
Loan repayment to related parties		3,135,076		3,189,527		0
Shanda Games Limited [Member]
Related Party Transaction [Line Items]
Loan repayment from related parties		13,900,000		0		0
Loan to related parties		0		14,000,000		3,200,000
Loan interest income from related parties		246,178		108,019		0
Shanda Capital Limited [Member]
Related Party Transaction [Line Items]
Loan to related parties	470,000	470,000		0		0
Loan interest income from related parties		10,575		0		0
Shanda Media [Member]
Related Party Transaction [Line Items]
Convertible bond issued to related parties		0		50,000,000		0
Convertible bond redeemed from related parties		0		50,000,000		0
Interest expense of Convertible Bond issued to related parties		$ 0		$ 375,000		$ 0

[1]	Borrowing is not reflected in "other payables due to related parties" as the liability was incurred by the Company's formerly consolidated subsidiary Yisheng, which was deconsolidated in 2011 (Note 8). The loan was assumed by the acquiring parties of Yisheng and de-recognized upon deconsolidation.